INVESTMENT IN ASSOCIATE - Investment in Associate (Details) - USD ($) $ in Millions		12 Months Ended
	May 24, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investments in associates		$ 146.0	$ 0.0	[1]
Brio Gold | Brio Gold
Disclosure of associates [line items]
Ownership interest in associate	53.60%		53.60%
Leagold Mining Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.50%	20.50%
Fair value of investments in associates for which there are quoted market prices		$ 73.7
Investments in associates		$ 146.0
Brio Gold
Disclosure of associates [line items]
Ownership interest in associate	53.60%

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.